Related parties	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
Related parties

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
	€m	€m	€m
Short-term employee benefits	3.3	3.5	1.8
Share based payment expense	3.7	11.6	3.5
Termination benefits	0.8	—	—
Non-Executive Director fees	0.3	0.3	0.3
Total Directors' and executive officers' compensation	8.1	15.4	5.6